Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (28,966,006)	$ (18,990,764)
Items not affecting cash
Accrued interest on convertible debt	571,603	643,233
Accrued interest on short term investments		(4,665)
Depreciation	155,527	147,894
Interest – lease liability	14,401	21,383
Loss on sale of equipment	4,846	6,879
Share-based payments	1,412,257	1,433,812
Change in fair value of financial instruments	836,595	1,056,165
Unrealized foreign exchange	(64,609)	(223,709)
Changes in operating assets and liabilities
Accounts payable and accrued liabilities	577,908	1,324,049
Prepaid expenses	(122,435)	(39,959)
Amounts receivable	(103,710)	230,481
Auritec payable	5,000,000
Cash used in operating activities	(20,683,623)	(14,395,201)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of equipment	(73,377)	(235,550)
Proceeds from sale of equipment		242
Purchase of short term investments		(3,272,379)
Proceeds from redemption of short-term investments		13,342,058
Cash provided by (used in) investing activities	(73,377)	9,834,371
CASH FLOWS FROM FINANCING ACTIVITIES
Overnight marketed public offering (net of transaction costs)	15,886,537	10,636,577
Redemption of warrants	5,241,811	306,770
Redemption of options	30,059
Repayment of loans	(79,441)	(74,845)
Lease payments	(64,996)	(67,423)
Cash provided by financing activities	21,013,970	10,801,079
Increase in cash and cash equivalents	256,970	6,240,249
Foreign exchange effect on cash and cash equivalents	821,397	(507,395)
Cash and cash equivalents, beginning of year	18,263,389	12,530,535
Cash and cash equivalents, end of year	$ 19,341,756	$ 18,263,389